FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2020
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
Credit Risk
There are no significant concentrations of credit risk within the Group.  The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

	Note	2020 US$	2019 US$
Cash and cash equivalents	5	18,857,088	4,432,150
Trade and other receivables		27,412	59,679
Other assets		279,052	-
		19,163,552	4,491,829

Contractual Maturities of Financial Liabilities
The contractual maturities of financial assets and liabilities, including estimated interest payments, are provided below.  There are no netting arrangements in respect of financial liabilities.

	≤1 year US$	1-5 years US$	≥5 years US$	Total contractual cash flows US$	Carrying amount US$
Group - 2020
Financial assets
Sub-lease receivables	121,035	113,925	-	234,960	223,559
	121,035	113,925	-	234,960	223,559

Financial liabilities
Trade and other payables	1,007,507	-	-	1,007,507	1,007,507
Loans and borrowings	777,424	1,993,988	-	2,771,412	2,317,618
Lease liabilities	156,621	150,513	-	307,134	268,425
	1,941,552	2,144,501	-	4,086,053	3,593,550

	≤1 year US$	1-5 years US$	≥5 years US$	Total contractual cash flows US$	Carrying amount US$
Group - 2019
Financial assets
Sub-lease receivables	-	-	-	-	-
	-	-	-	-	-

Financial liabilities
Trade and other payables	2,144,071	-	-	2,144,071	2,144,071
	2,144,071	-	-	2,144,071	2,144,071

Interest-Bearing Financial Instruments
At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

	Note	2020 US$	2019 US$
Interest-bearing financial instruments
Cash at bank and on hand	5	14,307,088	2,224,380
Short term deposits	5	4,550,000	2,207,770
		18,857,088	4,432,150

Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial Instruments Denominated in Foreign Currencies
At the reporting date, the Group’s exposure to financial instruments denominated in foreign currencies was:

A$ denominated financial assets and liabilities	2020 A$ exposure (US$ Equivalent)	2019 A$ exposure (US$ Equivalent)
Financial assets
Cash and cash equivalents	955,630	1,028,454
Trade and other receivables	24,322	24,679
Financial liabilities
Trade and other payables	(677,952)	(260,171)
Net exposure	302,000	792,962

Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
A sensitivity of 1% (100 basis points) has been selected as this is considered reasonable given the current level of both short term and long-term interest rates.  A 1% (100 basis points) movement in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below.  This analysis assumes that all other variables, in particular foreign currency rates, remain constant.  The analysis is performed on the same basis for 2019.

	Profit or loss		Equity
	+1% US$	-1% US$	+1% US$	-1% US$
2020
Cash and cash equivalents	188,571	(29,013)	188,571	(29,013)

2019
Cash and cash equivalents	44,322	(44,322)	44,322	(44,322)

Foreign Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis
At the reporting date, had the US$ appreciated or depreciated against the A$, as illustrated in the table below, profit or loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss		Other Comprehensive Income
	10% Increase US$	10% Decrease US$	10% Increase US$	10% Decrease US$
2020
Group	30,201	(30,201)	30,201	(30,201)
2019
Group	79,296	(79,296)	79,296	(79,296)